Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	$ 519	$ 504	$ (263)
Other comprehensive income/(loss)	6,283	2,233	(7,901)
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(33,554)	(29,234)	(19,936)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1,123)	(4,320)	(9,943)
Cash flow hedges			645
Other comprehensive income/(loss)	(1,123)	(4,320)	(9,298)
Ending balance	(34,677)	(33,554)	(29,234)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	481	376	397
Other comprehensive income/(loss)
Cash flow hedges	(336)	105	(21)
Other comprehensive income/(loss)	(336)	105	(21)
Ending balance	145	481	376
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,504)	(1,983)	(1,740)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	483	479	(243)
Other comprehensive income/(loss)	483	479	(243)
Ending balance	(1,021)	(1,504)	(1,983)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(34,577)	(30,841)	(21,279)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1,123)	(4,320)	(9,943)
Cash flow hedges	(336)	105	624
Re-measurements of post-employment benefits	483	479	(243)
Other comprehensive income/(loss)	(976)	(3,736)	(9,562)
Ending balance	$ (35,553)	$ (34,577)	$ (30,841)